Leases	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Leases [Abstract]
Leases

Note 13 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from six months to 3.7 years and expire at various dates through August 2027. The leases do not contain residual value guarantees or restrictive covenants. The lease covering the Company’s 19,436 square foot headquarters in Irvine, California provides the Company an option to extend the lease for one additional five-year term, with rent at the then prevailing market rate. The lease requires a security deposit of $400, which is recorded in other assets in the condensed consolidated balance sheets. The following lease costs are included in the condensed consolidated statement of operations and comprehensive income (loss):

	Three months ended December 31,
	2023	2022
Operating lease cost	$100	$101
Short-term lease cost	2	80
Total lease cost	$102	$181

Cash paid for amounts included in the measurement of operating lease liabilities for the three months ended December 31, 2023 and 2022 was $136 and $132, respectively. As of December 31, 2023, the weighted-average remaining lease term was 3.6 years, and the weighted-average discount rate was 15.6%. The Company did not obtain any right-of-use assets in exchange for new operating or financing lease liabilities during the three months ended December 31, 2023. There were no leases that had not yet commenced as of December 31, 2023 that will create significant additional rights and obligations for the Company.

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of December 31, 2023:

Years ending September 30,
2024 (remaining nine months)	$401
2025	526
2026	545
2027	515
Total minimum lease payments	1,987
Less: imputed interest	(466)
Present value of future minimum lease payments	1,521
Less: current obligations under leases	(325)
Long-term lease obligations	$1,196

Note 11 — Leases

The Company has entered into operating leases for office space. The leases have remaining terms ranging from nine months to 3.9 years and expire at various dates through August 2027. The leases do not contain residual value guarantees or restrictive covenants. The lease covering the Company’s 19,436 square foot headquarters in

Irvine, California provides the Company an option to extend the lease for one additional five-year term, with rent at the then prevailing market rate. The lease requires a security deposit of $400, which is recorded in other assets on the Company’s balance sheets.

ASC 842 Adoption

The Company adopted ASC 842 using the modified retrospective method on October 1, 2022. The Company determines if an arrangement is a lease at its inception. ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses its estimated incremental borrowing rate in determining the present value of lease payments considering the term of the lease, which is derived from information available at the lease commencement date. The lease term includes renewal options when it is reasonably certain that the option will be exercised and excludes termination options. To the extent that the Company’s agreements have variable lease payments, the Company includes variable lease payments that depend on an index or a rate and excludes those that depend on facts or circumstances occurring after the commencement date, other than the passage of time. The Company’s office leases require the payment of common area maintenance charges, which are non-lease costs and are excluded from the measurement of the ROU assets and lease liabilities. Lease expense for these leases is recognized on a straight-line basis over the lease term.

The Company has elected the package of practical expedients permitted under the transition guidance, which does not require reassessment of prior conclusions related to contracts containing a lease, lease classification and initial direct lease costs. As an accounting policy election, the Company also excluded short-term leases (having a term of twelve months or less) from recognition as liabilities and accounted for non-lease and lease components in a contract as a single lease component for certain asset classes.

Effective October 1, 2022, the Company recorded the impact on its balance sheet from the recognition of ROU assets and lease liabilities of $1,169 and $1,862, respectively. Liabilities for unamortized tenant improvement allowances and deferred rent totaling $693, previously recognized on the Company’s balance sheet as of September 30, 2022, reduced the amount recognized as an ROU asset.

The following lease costs are included in the statement of operations and comprehensive loss for the year ended September 30, 2023:

Year ended September 30, 2023
Operating lease cost	$396
Short-term lease cost	266
Total lease cost	$662

Cash paid for amounts included in the measurement of operating lease liabilities for the year ended September 30, 2023 was $530. As of September 30, 2023, the weighted-average remaining lease term was 3.9 years, and the weighted-average discount rate was 15.6%. The Company did not obtain any ROU assets in exchange for new operating or financing lease liabilities during the year ended September 30, 2023. There were no leases that had not yet commenced as of September 30, 2023 that will create significant additional rights and obligations for the Company.

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the balance sheet as of September 30, 2023:

Years ending September 30,
2024	$537
2025	526
2026	545
2027	516
Total minimum lease payments	2,124
Less: imputed interest	(526)
Present value of future minimum lease payments	1,598
Less: current obligations under leases	(318)
Long-term lease obligations	$1,280

Supplemental Information for Comparative Periods

Lease cost for the year ended September 30, 2022 was $565. As of September 30, 2022 (prior to the adoption of ASC 842) minimum lease payments under operating leases with non-cancelable terms in excess of one year were as follows:

Years ending September 30,
2023	$530
2024	537
2025	526
2026	545
2027	515
Total	$2,653